UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21729

Name of Fund: BlackRock Global Opportunities Equity Trust (BOE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global Opportunities Equity Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2011

Date of reporting period: 01/31/2011

Item 1	–	Schedule of Investments

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Austria – 0.3%
Erste Group Bank AG(a)	84,300	$4,211,837

Belgium – 0.7%
Anheuser-Busch InBev NV(a)	175,300	9,672,556

Brazil – 2.0%
Banco Bradesco SA, Preference Shares(a)	229,300	4,236,744
BM&FBovespa SA(a)	959,344	6,704,675
Cia De Concessoes Rodoviarias(a)	138,500	3,824,443
Cia de Saneamento Basico do Estado de Sao Paulo - ADR(a)	167,100	8,283,147
PDG Realty SA Empreendimentos e Participacoes(a)	678,400	3,752,271

		26,801,280

Canada – 5.1%
Agrium, Inc.(a)	99,400	8,785,966
Bankers Petroleum Ltd.(a)(b)	821,300	6,840,408
Barrick Gold Corp.(a)	209,400	9,948,594
Manulife Financial Corp.(a)	406,100	7,076,891
Pacific Rubiales Energy Corp.(a)	215,900	7,451,445
Sun Life Financial, Inc.(a)	218,400	6,872,506
Toronto-Dominion Bank (The)(a)	65,500	4,903,261
TransCanada Corp.	277,800	10,139,901
Viterra, Inc.(a)	390,300	4,560,354

		66,579,326

China – 1.1%
China Construction Bank Corp. - H Shares(a)	6,589,600	5,823,582
China Merchants Bank Co. Ltd. - H Shares(a)	2,162,300	5,130,070
E-Commerce China Dangdang, Inc. - ADR(a)(b)	35,000	990,500
Lentuo International, Inc. - ADR(b)	170,900	1,211,681
Want Want China Holdings Ltd.	1,162,300	969,340

		14,125,173

Columbia – 0.7%
Petrominerales Ltd.(a)	221,000	8,616,208

Denmark – 1.0%
Carlsberg A/S, Class B(a)	58,800	5,845,824
Pandora A/S(a)(b)	105,500	6,733,630

		12,579,454

Finland – 0.3%
Nokia OYJ - ADR(a)	317,200	3,394,040

France – 2.2%
AXA SA(a)	321,900	6,812,617
BNP Paribas(a)	77,480	5,782,996
PPR	15,200	2,424,848
Technip SA(a)	96,100	9,336,063
Unibail-Rodamco SE(a)	25,926	4,949,740

		29,306,264

Germany – 7.8%
Allianz SE(a)	49,400	6,866,963
BASF SE(a)	67,700	5,211,818
Bayer AG(a)	83,600	6,172,978
Bayerische Motoren Werke AG(a)	83,200	6,385,360
Deutsche Boerse AG(a)	47,500	3,600,140
Deutsche Post AG(a)	431,700	7,929,150
Deutsche Telekom AG(a)	509,800	6,796,225
Fresenius Medical Care AG & Co. KGaA(a)	87,400	5,113,078
K+S AG(a)	117,900	8,721,453
Kabel Deutschland Holding AG(a)(b)	144,500	7,280,445
Merck KGaA(a)	30,000	2,567,157
Metro AG(a)	88,100	6,206,741
SAP AG - ADR(a)	153,300	8,876,070
Siemens AG(a)	78,400	10,050,374
Volkswagen AG, Preference Shares(a)	62,201	10,063,121

		101,841,073

Gibraltar – 0.3%
PartyGaming Plc(a)(b)	1,056,500	3,223,874

Hong Kong – 2.5%
AIA Group Ltd.(a)(b)	2,836,400	7,803,452
Cheung Kong Holdings Ltd.	263,000	4,367,290
China Resources Enterprise Ltd.(a)	1,072,400	4,223,542
China Unicom Hong Kong Ltd.(a)	2,134,900	3,566,361
CNOOC Ltd. - ADR	3,700	823,842
Hong Kong Exchanges and Clearing Ltd.(a)	285,700	6,583,018
Longtop Financial Technologies Ltd. - ADR(a)(b)	129,900	4,273,710
Wing Hang Bank Ltd.	73,400	990,578

		32,631,793

India – 0.3%
ICICI Bank Ltd.	168,000	3,767,307

Indonesia – 0.3%
Adaro Energy Tbk PT	12,396,300	3,111,119
Bank Mandiri Tbk PT	1,918,400	1,272,041

		4,383,160

Ireland – 1.6%
Accenture Plc(a)	152,200	7,833,734
Covidien Plc	155,100	7,362,597
WPP Plc(a)	517,000	6,393,661

		21,589,992

Israel – 0.1%
Teva Pharmaceutical Industries Ltd. - ADR(a)	19,500	1,065,675

Italy – 1.1%
ENI SpA(a)	415,300	9,832,679
Intesa Sanpaolo SpA(a)	1,491,400	4,966,745

		14,799,424

Japan – 11.2%
Bridgestone Corp.(a)	400,800	7,702,921
Canon, Inc.(a)	175,200	8,623,997
Dena Co., Ltd.(a)	145,700	5,277,602
Hino Motors Ltd.(a)	1,638,100	9,242,360
Honda Motor Co. Ltd.(a)	313,400	13,508,227
ITOCHU Corp.(a)	1,346,500	14,656,146
Japan Tobacco, Inc.(a)	1,980	7,448,427
JSR Corp.(a)	468,500	9,659,334
JTEKT Corp.(a)	854,000	10,708,038
Komatsu Ltd.(a)	393,900	11,748,985
Marubeni Corp.(a)	1,209,300	9,104,737
Mitsubishi Chemical Holdings Corp.(a)	774,800	5,399,931
Nomura Holdings, Inc.(a)	354,900	2,164,060
SMC Corp.(a)	45,200	7,668,700
Sumitomo Heavy Industries Ltd.(a)	1,760,200	11,232,877
Sumitomo Mitsui Financial Group, Inc.(a)	187,400	6,371,599
Tokio Marine Holdings, Inc.(a)	199,600	5,946,823

		146,464,764

JANUARY 31, 2011	1

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Luxembourg – 0.5%
APERAM - NY Registry Shares(b)	8,715	$355,136
ArcelorMittal - NY Registry Shares(a)	174,300	6,358,464

		6,713,600

Malaysia – 0.5%
CIMB Group Holdings Bhd(a)	2,148,800	5,903,523

Mexico – 0.8%
Fomento Economico Mexicano SAB de CV - ADR(a)	92,200	4,893,054
Grupo Mexico SAB de CV, Series B	308,400	1,210,872
Grupo Modelo SAB de CV, Series C(a)	692,200	4,255,566

		10,359,492

Netherlands – 3.4%
Aegon NV(a)(b)	483,900	3,581,425
Corio NV(a)	42,000	2,743,217
ING Groep NV(a)(b)	475,700	5,416,978
LyondellBasell Industries NV(b)	240,000	8,625,600
Royal Dutch Shell Plc, Class A - ADR(a)	291,300	20,679,387
VimpelCom Ltd. - ADR(a)	295,000	4,082,800

		45,129,407

Norway – 0.8%
Yara International ASA(a)	184,300	10,377,590

Poland – 0.3%
KGHM Polska Miedz SA(a)	66,200	3,874,537

Russia – 0.7%
Lukoil OAO - ADR(a)	62,900	3,897,913
Mail.ru Group Ltd. - GDR(b)(c)	26,000	975,000
Rosneft Oil Co. - GDR	462,800	3,959,098

		8,832,011

Singapore – 0.2%
CapitaLand Ltd.(a)	1,066,451	3,016,123

South Africa – 0.4%
Bidvest Group Ltd.	16,200	345,788
Naspers Ltd.(a)	94,800	4,935,357

		5,281,145

South Korea – 2.7%
Dongbu Insurance Co. Ltd.	163,300	6,631,293
Kia Motors Corp.(a)	171,300	8,392,591
KT Corp. - ADR(a)(b)	306,900	6,039,792
LG Display Co. Ltd.(a)	198,400	6,746,813
Samsung Electronics Co. Ltd.(a)	9,200	8,077,472

		35,887,961

Spain – 0.9%
Telefonica SA(a)	493,600	12,357,518

Sweden – 0.3%
Nordea Bank AB(a)	293,100	3,556,308

Switzerland – 3.5%
ACE Ltd.(a)	60,600	3,732,354
Adecco SA(a)	109,500	7,092,366
Cie Financiere Richemont SA(a)	81,600	4,441,763
Julius Baer Group Ltd.(a)	76,400	3,457,173
Nestle SA(a)	116,900	6,315,617
Novartis AG(a)	144,200	8,027,588
Roche Holding AG(a)	21,800	3,316,610
UBS AG(a)(b)	225,000	4,041,000
Xstrata Plc(a)	262,100	5,805,010

		46,229,481

Taiwan – 0.4%
Siliconware Precision Industries Co. - ADR(a)	464,700	3,220,371
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR(a)	191,000	2,496,370

		5,716,741

Thailand – 1.2%
Bangkok Bank Public Co. Ltd.	849,700	4,151,012
Banpu Public Co. Ltd.	491,800	11,667,549

		15,818,561

United Kingdom – 5.1%
Afren Plc(a)(b)	3,500,934	8,136,094
Barclays Plc - ADR(a)	367,000	6,899,600
Barratt Development Plc(a)(b)	973,300	1,436,428
Bellway Plc(a)	137,900	1,351,894
GlaxoSmithKline Plc(a)	307,236	5,547,548
HSBC Holdings Plc(a)	892,430	9,730,177
Invensys Plc(a)	1,295,100	6,977,823
Kazakhmys Plc(a)	205,200	4,944,381
Persimmon Plc(a)	198,800	1,301,456
Taylor Wimpey Plc(a)(b)	2,850,000	1,580,301
Tullow Oil Plc(a)	370,900	7,890,915
Vodafone Group Plc - ADR(a)	415,200	11,775,072

		67,571,689

United States – 39.4%
3M Co.(a)	87,500	7,693,000
Abbott Laboratories(a)	72,000	3,251,520
Aetna, Inc.(a)	54,800	1,805,112
Allergan, Inc.(a)	93,400	6,594,974
American Electric Power Co., Inc.(a)	245,500	8,759,440
Ameriprise Financial, Inc.(a)	76,600	4,722,390
Amgen, Inc.(a)(b)	94,500	5,205,060
AMR Corp.(a)(b)	917,200	6,466,260
Apple, Inc.(a)(b)	46,200	15,676,584
Applied Materials, Inc.(a)	356,900	5,599,761
Arch Coal, Inc.(a)	351,500	12,038,875
AT&T Inc.(a)	286,300	7,878,976
Baxter International, Inc.(a)	147,300	7,142,577
Becton Dickinson & Co.(a)	54,900	4,553,955
Broadcom Corp., Class A(a)	144,300	6,506,487
Bunge Ltd.(a)	74,400	5,064,408
Cardinal Health, Inc.(a)	83,700	3,474,387
Carnival Corp.(a)	148,900	6,657,319
Celgene Corp.(a)(b)	54,900	2,828,997
Cisco Systems, Inc.(a)(b)	434,700	9,193,905
Citigroup, Inc.(a)(b)	2,094,000	10,093,080
Clorox Co.(a)	91,900	5,779,591
Comerica, Inc.(a)	160,000	6,112,000
ConAgra Foods, Inc.(a)	264,000	5,895,120
Corning, Inc.(a)	334,000	7,418,140
CVS Caremark Corp.(a)	196,300	6,713,460
Darden Restaurants, Inc.(a)	137,900	6,496,469
Delta Air Lines, Inc.(a)(b)	395,200	4,611,984
eBay, Inc.(a)(b)	220,700	6,700,452
Edison International(a)	205,200	7,444,656
EMC Corp.(a)(b)	397,400	9,891,286
Express Scripts, Inc.(a)(b)	80,000	4,506,400

2	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
United States (concluded)
Federal Realty Investment Trust(a)	82,000	$6,595,260
FedEx Corp.(a)	105,300	9,510,696
General Motors Co.(a)(b)	126,300	4,608,687
Goldman Sachs Group, Inc. (The)(a)	39,600	6,479,352
Google, Inc., Class A(a)(b)	14,000	8,405,040
Henry Schein, Inc.(a)(b)	72,300	4,747,218
Hewlett-Packard Co.(a)	170,200	7,776,438
Huntsman Corp.(a)	421,000	7,329,610
International Business Machines Corp.(a)	87,400	14,158,800
JB Hunt Transport Services, Inc.	10,993	450,713
JetBlue Airways Corp.(a)(b)	794,000	4,764,000
Johnson & Johnson(a)	87,700	5,241,829
JPMorgan Chase & Co.(a)	216,300	9,720,522
KeyCorp(a)	653,300	5,814,370
Kohl’s Corp.(a)(b)	101,900	5,174,482
Laboratory Corp. of America Holdings(a)(b)	36,400	3,272,724
Liberty Global, Inc., Class A(a)(b)	216,000	8,760,960
Lincoln National Corp.(a)	271,100	7,818,524
Manpower, Inc.(a)	110,000	7,102,700
Medco Health Solutions, Inc.(a)(b)	51,100	3,118,122
Medtronic, Inc.(a)	120,200	4,606,064
Microsoft Corp.(a)	345,000	9,565,125
News Corp., Class A(a)	447,300	6,718,446
NII Holdings, Inc.(a)(b)	107,800	4,525,444
NIKE, Inc., Class B(a)	81,600	6,730,368
Norfolk Southern Corp.(a)	139,400	8,529,886
Occidental Petroleum Corp.(a)	82,200	7,947,096
Oracle Corp.(a)	217,000	6,950,510
Peabody Energy Corp.(a)	187,600	11,897,592
PepsiCo, Inc.(a)	157,900	10,154,549
Pfizer, Inc.(a)	351,000	6,395,220
Procter & Gamble Co. (The)(a)	199,100	12,569,183
Qwest Communications International, Inc.(a)	844,600	6,021,998
Rowan Cos., Inc.(a)(b)	181,400	6,218,392
Sprint Nextel Corp.(a)(b)	1,168,000	5,279,360
Stanley Black & Decker, Inc.(a)	97,000	7,049,960
Stillwater Mining Co.(a)(b)	175,000	3,794,000
T. Rowe Price Group, Inc.(a)	125,000	8,240,000
Target Corp.(a)	93,400	5,121,122
Texas Instruments, Inc.(a)	208,000	7,053,280
U.S. BanCorp(a)	238,000	6,426,000
United States Steel Corp.(a)	156,300	9,013,821
Verizon Communications, Inc.(a)	181,400	6,461,468
Wells Fargo & Co.(a)	219,600	7,119,433

		518,014,989

Total Long-Term Investments (Cost – $1,225,200,399) – 99.7%		1,309,693,876

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(d)(e)	18,225,585	18,225,585

Total Short-Term Securities (Cost – $18,225,585) – 1.4%		18,225,585

Total Investments Before Outstanding Options Written (Cost – $1,243,425,984*) – 101.1%		1,327,919,461

	Contracts
Options Written
Exchange-Traded Call Options Written – (0.6)%
3M Co., Strike Price USD 90, Expires 3/21/11	480	(56,639)
Abbott Laboratories, Strike Price USD 49, Expires 2/22/11	715	(1,429)
Accenture Plc, Strike Price USD 52.50, Expires 3/21/11	560	(50,400)
Aetna, Inc., Strike Price USD 31, Expires 2/22/11	150	(33,525)
Aetna, Inc., Strike Price USD 34, Expires 3/21/11	160	(12,800)
Agrium, Inc., Strike Price USD 85, Expires 2/22/11	276	(136,620)
Agrium, Inc., Strike Price USD 90, Expires 3/21/11	270	(99,900)
Allergan, Inc., Strike Price USD 72.50, Expires 3/21/11	515	(77,250)
Amgen, Inc., Strike Price USD 57.50, Expires 2/22/11	150	(2,775)
Amgen, Inc., Strike Price USD 57.50, Expires 3/21/11	370	(22,755)
AMR Corp., Strike Price USD 8, Expires 2/22/11	1,720	(11,180)
AMR Corp., Strike Price USD 9, Expires 2/22/11	1,720	(4,300)
AMR Corp., Strike Price USD 8, Expires 3/21/11	1,800	(32,400)
Apple, Inc., Strike Price USD 345, Expires 4/18/11	250	(354,375)
ArcelorMittal, Strike Price USD 39, Expires 3/21/11	100	(17,000)
ArcelorMittal - NY Registry Shares, Strike Price USD 37, Expires 2/22/11	430	(116,530)
ArcelorMittal - NY Registry Shares, Strike Price USD 38, Expires 2/22/11	430	(49,450)
Arch Coal, Inc., Strike Price USD 34, Expires 2/21/11	500	(70,750)
Arch Coal, Inc., Strike Price USD 35, Expires 2/22/11	1,000	(93,500)
Arch Coal, Inc., Strike Price USD 35, Expires 3/21/11	500	(82,000)
AT&T Inc., Strike Price USD 30, Expires 2/22/11	125	(188)
AT&T Inc., Strike Price USD 29, Expires 2/22/11	1,441	(6,484)
Barclays Plc, Strike Price USD 19, Expires 3/21/11	1,010	(88,375)
Barclays Plc, Strike Price USD 20, Expires 3/21/11	1,010	(47,975)
Barrick Gold Corp., Strike Price USD 47, Expires 3/21/11	1,150	(270,250)
Baxter International, Inc., Strike Price USD 52.50, Expires 2/22/11	810	(4,050)
Becton Dickinson & Co., Strike Price USD 85, Expires 3/21/11	370	(28,675)
Broadcom Corp., Class A, Strike Price USD 47, Expires 2/22/11	800	(58,800)
Bunge Ltd., Strike Price USD 70, Expires 2/21/11	410	(53,300)
Cardinal Health, Inc., Strike Price USD 42, Expires 3/21/11	460	(60,950)
Carnival Corp., Strike Price USD 47, Expires 4/18/11	820	(98,400)
Celgene Corp., Strike Price USD 57.50, Expires 3/21/11	300	(9,450)
Cisco Systems, Inc., Strike Price USD 22, Expires 2/21/11	1,200	(33,000)

JANUARY 31, 2011	3

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Exchange-Traded Call Options Written (continued)
Cisco Systems, Inc., Strike Price USD 22, Expires 3/21/11	1,200	$(49,200)
Citigroup, Inc., Strike Price USD 5.50, Expires 2/21/11	1,000	(1,000)
Citigroup, Inc., Strike Price USD 5, Expires 2/22/11	4,020	(18,090)
Citigroup, Inc., Strike Price USD 5, Expires 3/21/11	6,500	(68,250)
Comerica, Inc., Strike Price USD 40, Expires 3/21/11	880	(56,320)
ConAgra Foods, Inc., Strike Price USD 24, Expires 3/21/11	1,500	(15,000)
Corning, Inc., Strike Price USD 20, Expires 2/21/11	940	(211,970)
Covidien Plc, Strike Price USD 50, Expires 3/21/11	475	(39,188)
Covidien Plc, Strike Price USD 47.50, Expires 4/18/11	380	(83,600)
CVS Caremark Corp., Strike Price USD 35, Expires 2/21/11	360	(19,620)
CVS Caremark Corp., Strike Price USD 32, Expires 2/22/11	720	(178,560)
Delta Air Lines, Inc., Strike Price USD 13, Expires 2/22/11	2,175	(17,400)
eBay, Inc., Strike Price USD 31, Expires 3/21/11	1,250	(112,500)
E-Commerce China Dangdang, Inc. - ADR, Strike Price USD 35, Expires 3/21/11	190	(17,575)
EMC Corp., Strike Price USD 24, Expires 2/21/11	385	(41,580)
Express Scripts, Inc., Strike Price USD 57.50, Expires 2/22/11	120	(12,360)
Federal Realty Investment Trust, Strike Price USD 80, Expires 3/21/11	450	(110,250)
FedEx Corp., Strike Price USD 95, Expires 3/21/11	270	(39,960)
General Motors Co., Strike Price USD 35, Expires 2/22/11	700	(143,500)
Goldman Sachs Group, Inc. (The), Strike Price USD 170, Expires 2/21/11	220	(20,680)
Google, Inc., Strike Price USD 615, Expires 2/21/11	80	(48,000)
Hewlett-Packard Co., Strike Price USD 46, Expires 2/22/11	670	(47,570)
Hewlett-Packard Co., Strike Price USD 48, Expires 3/21/11	260	(17,160)
Huntsman Corp., Strike Price USD 17.50, Expires 2/21/11	850	(46,750)
Huntsman Corp., Strike Price USD 18, Expires 3/21/11	2,250	(135,000)
International Business Machines Corp., Strike Price USD 160, Expires 3/21/11	260	(113,100)
JetBlue Airways Corp., Strike Price USD 7, Expires 3/21/11	4,370	(32,775)
JPMorgan Chase & Co., Strike Price USD 41, Expires 2/22/11	525	(215,250)
JPMorgan Chase & Co., Strike Price USD 46, Expires 3/21/11	660	(72,600)
KeyCorp, Strike Price USD 9, Expires 2/21/11	1,800	(37,800)
KeyCorp, Strike Price USD 9, Expires 3/21/11	1,800	(69,300)
Kohl’s Corp., Strike Price USD 55, Expires 2/22/11	560	(5,600)
KT Corp. - ADR, Strike Price USD 20, Expires 3/21/11	450	(27,000)
Laboratory Corp. of America Holdings, Strike Price USD 95, Expires 5/23/11	200	(43,000)
Liberty Global, Inc., Class A, Strike Price USD 41, Expires 3/21/11	595	(68,425)
Liberty Global, Inc., Class A, Strike Price USD 41, Expires 4/18/11	595	(90,738)
Lincoln National Corp., Strike Price USD 31, Expires 2/22/11	745	(18,625)
Lincoln National Corp., Strike Price USD 30, Expires 2/22/11	745	(37,250)
LyondellBasell Industries NV, Strike Price USD 37.50, Expires 3/21/11	1,320	(122,100)
Medco Health Solutions, Inc., Strike Price USD 65, Expires 3/21/11	280	(22,400)
Medtronic, Inc., Strike Price USD 38, Expires 2/22/11	660	(60,720)
Microsoft Corp., Strike Price USD 28, Expires 3/21/11	400	(26,000)
News Corp., Class A, Strike Price USD 16, Expires 3/21/11	1,230	(36,900)
NII Holdings, Inc., Strike Price USD 44, Expires 3/21/11	295	(48,675)
NII Holdings, Inc., Strike Price USD 43, Expires 3/21/11	295	(59,000)
NIKE, Inc., Class B, Strike Price USD 85, Expires 3/21/11	225	(31,388)
NIKE, Inc., Class B, Strike Price USD 85, Expires 4/18/11	225	(41,962)
Oracle Corp., Strike Price USD 33, Expires 3/21/11	1,190	(72,590)
Peabody Energy Corp., Strike Price USD 60, Expires 3/21/11	600	(306,000)
Peabody Energy Corp., Strike Price USD 65, Expires 3/21/11	405	(94,162)
PepsiCo, Inc., Strike Price USD 65, Expires 3/21/11	870	(77,865)
Rowan Cos., Inc., Strike Price USD 34, Expires 2/21/11	530	(60,950)
Rowan Cos., Inc., Strike Price USD 35, Expires 3/21/11	1,000	(130,000)
Royal Dutch Shell Plc, Class A - ADR, Strike Price USD 70, Expires 3/21/11	370	(78,625)
SAP AG - ADR, Strike Price USD 52.50, Expires 2/22/11	840	(470,400)
Sprint Nextel Corp., Strike Price USD 4, Expires 2/22/11	4,028	(221,540)
Stanley Black & Decker, Inc., Strike Price USD 67.50, Expires 3/21/11	530	(310,050)
Stillwater Mining Co., Strike Price USD 22, Expires 2/21/11	875	(76,562)
Stillwater Mining Co., Strike Price USD 23, Expires 3/21/11	875	(96,250)
Teva Pharmaceutical Industries Ltd. - ADR, Strike Price USD 55, Expires 3/21/11	125	(20,562)
Texas Instruments, Inc., Strike Price USD 33, Expires 2/22/11	580	(71,920)
Texas Instruments, Inc., Strike Price USD 35, Expires 3/21/11	575	(34,788)
U.S. BanCorp, Strike Price USD 27, Expires 3/21/11	655	(61,570)
U.S. BanCorp, Strike Price USD 28, Expires 3/21/11	655	(32,095)
Verizon Communications, Inc., Strike Price USD 36, Expires 3/21/11	1,000	(73,000)
VimpelCom Ltd. - ADR, Strike Price USD 15, Expires 2/21/11	815	(12,225)
Vodafone Group Plc - ADR, Strike Price USD 29, Expires 3/21/11	255	(15,938)

4	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Exchange-Traded Call Options Written (continued)
Wells Fargo & Co., Strike Price USD 33, Expires 3/21/11	1,200	$(108,000)

Total Exchange-Traded Call Options Written		(7,342,258)

Exchange-Traded Put Options Written – 0.0%
Sprint Nextel Corp., Strike Price USD 4, Expires 2/22/11	4,028	(18,126)

Over-the-Counter Call Options Written – (1.1)%
Accenture Plc, Strike Price USD 50.80, Expires 2/21/11, Broker Jefferies & Co., Inc.	270	(31,632)
ACE Ltd., Strike Price USD 61.50, Expires 3/11/11, Broker Credit Suisse First Boston	33,000	(58,331)
Adecco SA, Strike Price CHF 65.80, Expires 2/24/11, Broker Morgan Stanley & Co., Inc.	60,500	(16,300)
Aegon NV, Strike Price EUR 5.18, Expires 3/16/11, Broker Credit Suisse First Boston	266,200	(108,759)
Afren Plc, Strike Price GBP 1.61, Expires 3/03/11, Broker Citigroup Global Markets, Inc.	1,000,000	(36,805)
Afren Plc, Strike Price GBP 1.59, Expires 3/16/11, Broker Barclays Capital, Inc.	926,000	(57,446)
AIA Group Ltd., Strike Price HKD 21.78, Expires 3/29/11, Broker Deutsche Bank Securities Corp.	480,000	(33,973)
AIA Group Ltd., Strike Price HKD 21.88, Expires 3/29/11, Broker JPMorgan Chase Securities	1,080,000	(78,372)
Allianz SE, Strike Price EUR 98.98, Expires 3/23/11, Broker Morgan Stanley & Co., Inc.	27,200	(192,335)
American Electric Power Co., Inc., Strike Price USD 36.29, Expires 2/02/11, Broker Citigroup Global Markets, Inc.	96,500	(460)
American Electric Power Co., Inc., Strike Price USD 36.25, Expires 2/09/11, Broker Jefferies & Co., Inc.	385	(3,110)
Ameriprise Financial, Inc., Strike Price USD 62.50, Expires 4/19/11, Broker Deutsche Bank Securities Corp.	42,000	(101,905)
Anheuser-Busch InBev NV, Strike Price EUR 44.57, Expires 3/16/11, Broker Citigroup Global Markets, Inc.	75,400	(9,152)
Anheuser-Busch InBev NV, Strike Price EUR 43.06, Expires 3/16/11, Broker UBS Securities LLC	21,100	(6,907)
Applied Materials, Inc., Strike Price USD 14.63, Expires 2/16/11, Broker JPMorgan Chase Securities	100,000	(117,305)
Applied Materials, Inc., Strike Price USD 14.48, Expires 2/28/11, Broker JPMorgan Chase Securities	100,000	(124,658)
AXA SA, Strike Price EUR 15.29, Expires 3/23/11, Broker Morgan Stanley & Co., Inc.	177,000	(209,966)
Banco Bradesco SA, Preference Shares, Strike Price USD 31.23, Expires 4/04/11, Broker Morgan Stanley & Co., Inc.	126,000	(110,678)
Bankers Petroleum Ltd., Strike Price CAD 8.57, Expires 2/28/11, Broker Goldman Sachs & Co.	452,000	(151,148)
Barratt Development Plc, Strike Price GBP 0.91, Expires 2/08/11, Broker Citigroup Global Markets, Inc.	535,500	(27,674)
BASF SE, Strike Price EUR 58.36, Expires 3/16/11, Broker Morgan Stanley & Co., Inc.	38,000	(67,487)
Bayer AG, Strike Price EUR 56, Expires 2/21/11, Broker Morgan Stanley & Co., Inc.	200	(13,562)
Bayer AG, Strike Price EUR 55.52, Expires 3/30/11, Broker Societe General Securities Corp.	26,000	(43,998)
Bayerische Motoren Werke AG, Strike Price EUR 58.84, Expires 3/23/11, Broker Societe General Securities Corp.	45,800	(126,668)
Bellway Plc, Strike Price GBP 6.94, Expires 3/09/11, Broker Credit Suisse First Boston	38,000	(5,080)
Bellway Plc, Strike Price GBP 6.94, Expires 3/16/11, Broker Credit Suisse First Boston	38,000	(6,029)
BM&FBovespa SA, Strike Price USD 13.56, Expires 3/01/11, Broker Credit Suisse First Boston	114,000	(1,001)
BM&FBovespa SA, Strike Price USD 11.88, Expires 4/04/11, Broker Goldman Sachs & Co.	413,500	(146,834)
BNP Paribas, Strike Price EUR 53.48, Expires 3/23/11, Broker Morgan Stanley & Co., Inc.	42,600	(168,223)
Bridgestone Corp., Strike Price JPY 1,613.32, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	220,500	(66,461)
Canon, Inc., Strike Price JPY 4,109.17, Expires 3/29/11, Broker UBS Securities LLC	96,400	(124,141)
CapitaLand Ltd., Strike Price SGD 3.94, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	587,000	(74)
Carlsberg A/S, Class B, Strike Price DKK 544.29, Expires 3/16/11, Broker Credit Suisse First Boston	32,500	(92,308)
China Construction Bank Corp. - H Shares, Strike Price HKD 7.15, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	3,624,000	(29,025)
China Merchants Bank Co. Ltd. - H Shares, Strike Price HKD 18.45, Expires 3/29/11, Broker JPMorgan Chase Securities	1,190,000	(103,399)
China Resources Enterprise Ltd., Strike Price HKD 30.85, Expires 3/29/11, Broker Citigroup Global Markets, Inc.	590,000	(87,901)
China Unicom Hong Kong Ltd., Strike Price HKD 13.13, Expires 3/29/11, Broker Citigroup Global Markets, Inc.	1,650,000	(106,638)
Cia De Concessoes Rodoviarias, Strike Price USD 46.67, Expires 2/01/11, Broker Citigroup Global Markets, Inc.	76,000	(1)
Cia De Concessoes Rodoviarias, Strike Price USD 46.49, Expires 4/04/11, Broker Citigroup Global Markets, Inc.	76,000	(100,100)
Cia de Saneamento Basico do Estado de Sao Paulo - ADR, Strike Price USD 53.25, Expires 2/25/11, Broker Jefferies & Co., Inc.	920	(45,569)
Cie Financiere Richemont SA, Strike Price CHF 54.96, Expires 3/16/11, Broker Citigroup Global Markets, Inc.	45,000	(32,407)
CIMB Group Holdings Bhd, Strike Price USD 8.98, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	1,611,600	(7,607)
Clorox Co., Strike Price USD 64.39, Expires 2/11/11, Broker Morgan Stanley & Co., Inc.	73,000	(11,963)
Corio NV, Strike Price EUR 47.38, Expires 2/08/11, Broker Citigroup Global Markets, Inc.	23,100	(20,727)
Corning, Inc., Strike Price USD 19.25, Expires 2/03/11, Broker UBS Securities LLC	895	(264,920)
Darden Restaurants, Inc., Strike Price USD 51.22, Expires 2/03/11, Broker Credit Suisse First Boston	76,000	(3)

JANUARY 31, 2011	5

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (continued)
Dena Co., Ltd., Strike Price JPY 3,024.01, Expires 3/29/11, Broker Deutsche Bank Securities Corp.	80,200	$(123,899)
Deutsche Boerse AG, Strike Price EUR 51.13, Expires 2/16/11, Broker UBS Securities LLC	26,100	(163,448)
Deutsche Post AG, Strike Price EUR 13.42, Expires 3/16/11, Broker Barclays Capital, Inc.	237,500	(107,698)
Deutsche Telekom AG, Strike Price EUR 9.71, Expires 3/16/11, Broker Citigroup Global Markets, Inc.	280,000	(78,960)
Edison International, Strike Price USD 39.29, Expires 2/11/11, Broker JPMorgan Chase Securities	57,000	(960)
EMC Corp., Strike Price USD 22.90, Expires 2/03/11, Broker UBS Securities LLC	180,000	(358,258)
ENI SpA, Strike Price EUR 17.92, Expires 3/16/11, Broker UBS Securities LLC	230,000	(56,866)
Erste Group Bank AG, Strike Price EUR 35.70, Expires 3/16/11, Broker Barclays Capital, Inc.	46,400	(126,114)
Express Scripts, Inc., Strike Price USD 59, Expires 3/21/11, Broker Jefferies & Co., Inc.	320	(30,109)
FedEx Corp., Strike Price USD 96.93, Expires 3/24/11, Broker Citigroup Global Markets, Inc.	31,000	(32,962)
Fomento Economico Mexicano SAB de CV - ADR, Strike Price USD 57, Expires 2/08/11, Broker UBS Securities LLC	31,000	(748)
Fomento Economico Mexicano SAB de CV - ADR, Strike Price USD 55.56, Expires 2/28/11, Broker Barclays Capital, Inc.	20,000	(6,825)
Fresenius Medical Care AG & Co. KGaA, Strike Price EUR 44.72, Expires 2/08/11, Broker Credit Suisse First Boston	30,000	(558)
Fresenius Medical Care AG & Co. KGaA, Strike Price EUR 42.29, Expires 3/16/11, Broker Societe General Securities Corp.	18,500	(33,408)
GlaxoSmithKline Plc, Strike Price GBP 12.41, Expires 3/09/11, Broker Credit Suisse First Boston	169,000	(6,372)
Grupo Modelo SAB de CV, Series C, Strike Price MXN 74.82, Expires 2/01/11, Broker Credit Suisse First Boston	95,000	–
Grupo Modelo SAB de CV, Series C, Strike Price MXN 73.78, Expires 2/08/11, Broker Credit Suisse First Boston	190,400	(18,234)
Grupo Modelo SAB de CV, Series C, Strike Price MXN 75.19, Expires 2/08/11, Broker Credit Suisse First Boston	95,000	(3,159)
Grupo Modelo SAB de CV, Series C, Strike Price MXN 75.52, Expires 4/04/11, Broker Credit Suisse First Boston	95,000	(19,206)
Henry Schein, Inc., Strike Price USD 65.33, Expires 3/04/11, Broker Morgan Stanley & Co., Inc.	40,000	(58,387)
Hino Motors Ltd., Strike Price JPY 466.16, Expires 3/29/11, Broker UBS Securities LLC	901,000	(305,579)
Honda Motor Co. Ltd., Strike Price JPY 3,292.60, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	172,400	(544,123)
Hong Kong Exchanges and Clearing Ltd., Strike Price HKD 186.24, Expires 3/09/11, Broker UBS Securities LLC	61,000	(23,460)
Hong Kong Exchanges and Clearing Ltd., Strike Price HKD 180.61, Expires 3/29/11, Broker Citigroup Global Markets, Inc.	96,000	(72,850)
HSBC Holdings Plc, Strike Price GBP 7.22, Expires 3/09/11, Broker Citigroup Global Markets, Inc.	363,000	(26,348)
HSBC Holdings Plc, Strike Price GBP 7.03, Expires 3/30/11, Broker Barclays Capital, Inc.	128,000	(26,634)
ING Groep NV, Strike Price EUR 8.01, Expires 3/16/11, Broker UBS Securities LLC	128,000	(90,866)
ING Groep NV, Strike Price EUR 8.14, Expires 3/23/11, Broker UBS Securities LLC	133,700	(84,271)
International Business Machines Corp., Strike Price USD 145, Expires 2/03/11, Broker UBS Securities LLC	220	(374,000)
Intesa Sanpaolo SpA, Strike Price EUR 2.18, Expires 2/16/11, Broker JPMorgan Chase Securities	132,800	(53,280)
Intesa Sanpaolo SpA, Strike Price EUR 2.36, Expires 3/16/11, Broker UBS Securities LLC	687,500	(149,905)
Invensys Plc, Strike Price GBP 3.66, Expires 3/03/11, Broker Barclays Capital, Inc.	712,500	(44,941)
ITOCHU Corp., Strike Price JPY 880.82, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	740,600	(263,379)
Japan Tobacco, Inc., Strike Price JPY 310,898.20, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	320	(30,264)
Japan Tobacco, Inc., Strike Price JPY 319,180.20, Expires 3/29/11, Broker Morgan Stanley & Co., Inc.	770	(81,919)
Johnson & Johnson, Strike Price USD 61, Expires 4/08/11, Broker Goldman Sachs & Co.	48,000	(27,645)
JSR Corp., Strike Price JPY 1,659.03, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	257,000	(222,807)
JTEKT Corp., Strike Price JPY 1,035.25, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	469,700	(160,070)
Julius Baer Group Ltd., Strike Price CHF 43.03, Expires 3/16/11, Broker Citigroup Global Markets, Inc.	42,000	(70,875)
K+S AG, Strike Price EUR 57.16, Expires 3/16/11, Broker Morgan Stanley & Co., Inc.	64,900	(81,232)
Kabel Deutschland Holding AG, Strike Price EUR 36.61, Expires 2/08/11, Broker Morgan Stanley & Co., Inc.	21,000	(24,680)
Kabel Deutschland Holding AG, Strike Price EUR 37.42, Expires 3/16/11, Broker UBS Securities LLC	28,500	(46,607)
Kabel Deutschland Holding AG, Strike Price EUR 35.80, Expires 3/30/11, Broker UBS Securities LLC	30,000	(91,835)
Kazakhmys Plc, Strike Price GBP 16.57, Expires 2/24/11, Broker Credit Suisse First Boston	205,200	(42,453)
KGHM Polska Miedz SA, Strike Price PLN 187.86, Expires 3/23/11, Broker UBS Securities LLC	36,500	(54,761)
Kia Motors Corp., Strike Price USD 58,959.06, Expires 3/29/11, Broker Credit Suisse First Boston	94,300	(140,730)
Komatsu Ltd., Strike Price JPY 2,599.74, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	216,700	(54,366)
KT Corp. - ADR, Strike Price USD 20.70, Expires 2/01/11, Broker Jefferies & Co., Inc.	700	(1)
KT Corp. - ADR, Strike Price USD 21.50, Expires 3/03/11, Broker Citigroup Global Markets, Inc.	54,000	(1,320)

6	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (continued)
LG Display Co. Ltd., Strike Price USD 40,780.19, Expires 2/23/11, Broker Deutsche Bank Securities Corp.	82,400	$(20,822)
LG Display Co. Ltd., Strike Price USD 38,582, Expires 3/29/11, Broker Deutsche Bank Securities Corp.	26,700	(36,574)
Longtop Financial Technologies Ltd. - ADR, Strike Price USD 35.95, Expires 2/15/11, Broker Barclays Capital, Inc.	71,500	(27,417)
Lukoil OAO - ADR, Strike Price USD 64.67, Expires 3/30/11, Broker Morgan Stanley & Co., Inc.	35,000	(24,212)
Manpower, Inc., Strike Price USD 68, Expires 3/11/11, Broker Jefferies & Co., Inc.	605	(82,367)
Manulife Financial Corp., Strike Price CAD 18, Expires 3/21/11, Broker T.D. Securities	2,250	(96,620)
Marubeni Corp., Strike Price JPY 610.65, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	665,000	(172,813)
Merck KGaA, Strike Price EUR 61.31, Expires 2/24/11, Broker Barclays Capital, Inc.	16,500	(41,342)
Metro AG, Strike Price EUR 54.16, Expires 3/23/11, Broker Morgan Stanley & Co., Inc.	48,500	(57,094)
Microsoft Corp., Strike Price USD 28.50, Expires 2/22/11, Broker Jefferies & Co., Inc.	1,500	(25,046)
Mitsubishi Chemical Holdings Corp., Strike Price JPY 587.52, Expires 3/09/11, Broker Deutsche Bank Securities Corp.	426,500	(69,361)
Naspers Ltd., Strike Price ZAR 394.91, Expires 3/03/11, Broker Morgan Stanley & Co., Inc.	52,100	(43,600)
Nestle SA, Strike Price CHF 55.80, Expires 2/08/11, Broker Credit Suisse First Boston	116,900	(36)
News Corp., Class A, Strike Price USD 14.66, Expires 2/07/11, Broker Credit Suisse First Boston	123,500	(59,063)
Nokia OYJ - ADR, Strike Price USD 10.36, Expires 2/03/11, Broker Barclays Capital, Inc.	174,500	(64,080)
Nomura Holdings, Inc., Strike Price JPY 534.19, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	195,200	(15,198)
Nordea Bank AB, Strike Price SEK 75.20, Expires 3/16/11, Broker Barclays Capital, Inc.	161,200	(106,421)
Norfolk Southern Corp., Strike Price USD 61.24, Expires 3/24/11, Broker Goldman Sachs & Co.	76,500	(145,231)
Novartis AG, Strike Price CHF 56, Expires 2/21/11, Broker Morgan Stanley & Co., Inc.	360	(3,339)
Novartis AG, Strike Price CHF 55.30, Expires 3/23/11, Broker Citigroup Global Markets, Inc.	43,500	(17,916)
Occidental Petroleum Corp., Strike Price USD 99.24, Expires 2/14/11, Broker Morgan Stanley & Co., Inc.	24,000	(21,205)
Occidental Petroleum Corp., Strike Price USD 99.24, Expires 2/28/11, Broker Morgan Stanley & Co., Inc.	24,000	(37,798)
Pacific Rubiales Energy Corp., Strike Price CAD 34, Expires 2/22/11, Broker Bank Of Montreal	1,190	(154,491)
Pandora A/S, Strike Price DKK 373.32, Expires 2/24/11, Broker Morgan Stanley & Co., Inc.	47,000	(32,623)
Pandora A/S, Strike Price DKK 356.23, Expires 3/30/11, Broker Morgan Stanley & Co., Inc.	11,300	(32,052)
PartyGaming Plc, Strike Price GBP 2.30, Expires 2/16/11, Broker Morgan Stanley & Co., Inc.	290,500	(1,409)
PartyGaming Plc, Strike Price GBP 2.14, Expires 3/03/11, Broker Citigroup Global Markets, Inc.	290,500	(11,720)
PDG Realty SA Empreendimentos e Participacoes, Strike Price USD 9.24, Expires 4/04/11, Broker Credit Suisse First Boston	373,500	(131,584)
Persimmon Plc, Strike Price GBP 4.20, Expires 2/16/11, Broker Citigroup Global Markets, Inc.	109,000	(12,243)
Petrominerales Ltd., Strike Price CAD 34, Expires 2/19/11, Broker T.D. Securities	500	(257,153)
Petrominerales Ltd., Strike Price CAD 36.35, Expires 3/04/11, Broker Morgan Stanley & Co., Inc.	80,000	(249,060)
Pfizer, Inc., Strike Price USD 18.45, Expires 2/21/11, Broker Jefferies & Co., Inc.	395	(11,143)
Pfizer, Inc., Strike Price USD 18.35, Expires 2/22/11, Broker UBS Securities LLC	520	(16,766)
Pfizer, Inc., Strike Price USD 18.82, Expires 3/31/11, Broker Citigroup Global Markets, Inc.	101,500	(34,658)
Procter & Gamble Co. (The), Strike Price USD 66, Expires 3/31/11, Broker Goldman Sachs & Co.	110,000	(32,969)
Qwest Communications International, Inc., Strike Price USD 7.29, Expires 2/25/11, Broker JPMorgan Chase Securities	127,500	(9,508)
Qwest Communications International, Inc., Strike Price USD 7.40, Expires 3/15/11, Broker JPMorgan Chase Securities	337,000	(11,114)
Roche Holding AG, Strike Price CHF 142.48, Expires 3/23/11, Broker Societe General Securities Corp.	12,000	(48,440)
Rosneft Oil Co. - GDR, Strike Price USD 8.77, Expires 3/16/11, Broker Morgan Stanley & Co., Inc.	265,000	(68,624)
Royal Dutch Shell Plc, Class A - ADR, Strike Price USD 65, Expires 2/07/11, Broker Morgan Stanley & Co., Inc.	70,000	(419,300)
Royal Dutch Shell Plc, Class A - ADR, Strike Price USD 65, Expires 2/14/11, Broker Morgan Stanley & Co., Inc.	70,000	(419,300)
Royal Dutch Shell Plc, Class A - ADR, Strike Price USD 67, Expires 2/24/11, Broker UBS Securities LLC	68,000	(273,847)
Samsung Electronics Co. Ltd., Strike Price USD 1,011,010, Expires 3/29/11, Broker Credit Suisse First Boston	5,000	(125,706)
Siemens AG, Strike Price EUR 93.37, Expires 3/16/11, Broker Morgan Stanley & Co., Inc.	34,000	(141,034)
Siemens AG, Strike Price EUR 96, Expires 3/21/11, Broker UBS Securities LLC	100	(29,574)
Siliconware Precision Industries Co. - ADR, Strike Price USD 6.96, Expires 3/16/11, Broker Morgan Stanley & Co., Inc.	95,000	(29,545)
Siliconware Precision Industries Co. - ADR, Strike Price USD 6.57, Expires 3/25/11, Broker Citigroup Global Markets, Inc.	81,000	(45,846)
Siliconware Precision Industries Co. - ADR, Strike Price USD 6.57, Expires 3/31/11, Broker Citigroup Global Markets, Inc.	81,000	(47,223)
SMC Corp., Strike Price JPY 14,728.80, Expires 2/23/11, Broker Goldman Sachs & Co.	25,000	(52,602)
Sprint Nextel Corp., Strike Price USD 4.46, Expires 3/01/11, Broker Goldman Sachs & Co.	239,500	(56,752)
Sumitomo Heavy Industries Ltd., Strike Price JPY 547.22, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	593,000	(58,264)

JANUARY 31, 2011	7

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (continued)
Sumitomo Heavy Industries Ltd., Strike Price JPY 529.95, Expires 3/29/11, Broker UBS Securities LLC	375,000	$(96,857)
Sumitomo Mitsui Financial Group, Inc., Strike Price JPY 2,976.36, Expires 2/23/11, Broker Goldman Sachs & Co.	103,000	(18,235)
Sun Life Financial, Inc., Strike Price CAD 30.67, Expires 2/11/11, Broker UBS Securities LLC	120,000	(111,430)
T. Rowe Price Group, Inc., Strike Price USD 66.75, Expires 2/22/11, Broker Jefferies & Co., Inc.	600	(66,089)
T. Rowe Price Group, Inc., Strike Price USD 66.89, Expires 3/03/11, Broker Citigroup Global Markets, Inc.	9,000	(12,991)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR, Strike Price USD 11, Expires 2/02/11, Broker JPMorgan Chase Securities	191,000	(395,370)
Target Corp., Strike Price USD 56.50, Expires 3/11/11, Broker Jefferies & Co., Inc.	520	(41,546)
Taylor Wimpey Plc, Strike Price GBP 0.39, Expires 3/16/11, Broker Societe General Securities Corp.	1,568,000	(24,289)
Technip SA, Strike Price EUR 68.61, Expires 2/24/11, Broker Citigroup Global Markets, Inc.	32,000	(162,200)
Technip SA, Strike Price EUR 74.35, Expires 3/16/11, Broker Barclays Capital, Inc.	20,900	(46,343)
Telefonica SA, Strike Price EUR 17.12, Expires 2/24/11, Broker Citigroup Global Markets, Inc.	243,000	(389,716)
Telefonica SA, Strike Price EUR 18.68, Expires 3/30/11, Broker Morgan Stanley & Co., Inc.	28,800	(9,720)
Tokio Marine Holdings, Inc., Strike Price JPY 2,530.68, Expires 3/29/11, Broker UBS Securities LLC	109,800	(62,288)
Toronto-Dominion Bank (The), Strike Price CAD 76, Expires 2/21/11, Broker T.D. Securities	360	(18,875)
Tullow Oil Plc, Strike Price GBP 13.94, Expires 3/03/11, Broker Barclays Capital, Inc.	92,200	(29,728)
Tullow Oil Plc, Strike Price GBP 14.02, Expires 3/16/11, Broker Societe General Securities Corp.	111,800	(44,810)
UBS AG, Strike Price USD 18.41, Expires 3/16/11, Broker Citigroup Global Markets, Inc.	125,000	(72,500)
Unibail-Rodamco SE, Strike Price EUR 145.08, Expires 3/16/11, Broker Barclays Capital, Inc.	19,500	(41,136)
United States Steel Corp., Strike Price USD 51.79, Expires 2/11/11, Broker Morgan Stanley & Co., Inc.	97,000	(582,126)
VimpelCom Ltd. - ADR, Strike Price USD 15.83, Expires 2/02/11, Broker Morgan Stanley & Co., Inc.	81,500	(1)
Viterra, Inc., Strike Price CAD 9.57, Expires 2/03/11, Broker Goldman Sachs & Co.	112,500	(239,308)
Viterra, Inc., Strike Price CAD 120, Expires 3/15/11, Broker UBS Securities LLC	102,000	(39,726)
Vodafone Group Plc - ADR, Strike Price USD 26.78, Expires 2/03/11, Broker Citigroup Global Markets, Inc.	203,000	(320,943)
Volkswagen AG, Preference Shares, Strike Price EUR 123.02, Expires 3/23/11, Broker UBS Securities LLC	34,200	(239,967)
WPP Plc, Strike Price GBP 7.83, Expires 3/03/11, Broker Morgan Stanley & Co., Inc.	342,500	(89,956)
Xstrata Plc, Strike Price GBP 15.50, Expires 3/09/11, Broker Credit Suisse First Boston	190,000	(50,899)
Yara International ASA, Strike Price NOK 343.95, Expires 2/24/11, Broker Credit Suisse First Boston	102,000	(69,388)

Total Over-the-Counter Call Options Written		(14,824,956)

Total Options Written (Premiums Received – $23,624,304) – (1.7)%		(22,185,340)

Total Investments Net of Outstanding Options Written – 99.4%		1,305,734,121
Other Assets in Excess of Liabilities – 0.6%		8,524,156

Net Assets – 100.0%		$1,314,258,277

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011 as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,256,798,029

Gross unrealized appreciation	$90,060,333
Gross unrealized depreciation	(18,938,901)

Net unrealized appreciation	$71,121,432

(a)	Security, or a portion thereof, pledged/held as collateral for outstanding options written.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represents the current yield as of report date.

(e)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2010	Net Activity	Shares Held at January 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	42,426,566	(24,200,981)	18,225,585	$13,699

•	Foreign currency exchange contracts as of January 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	199,000	USD	199,535	Citigroup Global Markets	2/02/11	$(803)
CAD	876,000	USD	874,663	Morgan Stanley & Co., Inc.	2/03/11	106
DKK	1,507,000	USD	277,661	Citigroup Global Markets	2/01/11	(868)
DKK	1,621,000	USD	297,675	Deutsche Bank Securities	2/02/11	57
DKK	1,629,000	USD	297,802	Citigroup Global Markets	2/02/11	1,399

8	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,838,000	USD	5,269,724	Deutsche Bank Securities	2/01/11	$(14,925)
HKD	1,884,000	USD	241,641	Morgan Stanley & Co., Inc.	2/02/11	2
CHF	3,440,000	USD	3,632,363	Deutsche Bank Securities	2/01/11	11,705
CHF	900,000	USD	952,337	Morgan Stanley & Co., Inc.	2/01/11	1,053
USD	1,015,705	JPY	83,505,000	Citigroup Global Markets	2/02/11	(1,656)
USD	1,081,427	CAD	1,076,000	Citigroup Global Markets	2/01/11	6,877
USD	2,263,323	GBP	1,421,000	Citigroup Global Markets	2/01/11	(12,899)
USD	241,644	HKD	1,884,000	Deutsche Bank Securities	2/02/11	2
USD	372,907	HKD	2,906,000	Morgan Stanley & Co., Inc.	2/01/11	183
USD	388,876	ZAR	2,799,000	Citigroup Global Markets	2/04/11	(203)
USD	392,557	MXN	4,757,000	Morgan Stanley & Co., Inc.	2/01/11	421
USD	437,006	MXN	5,312,000	Citigroup Global Markets	2/02/11	(881)
USD	4,814,118	ZAR	33,999,000	Deutsche Bank Securities	2/02/11	85,302
USD	834,400	ZAR	5,995,000	UBS Securities LLC	2/03/11	935

Total						$75,807

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2011 in determining the fair valuation of the Trust’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long Term Investments:
Common Stocks:
Austria	–	$4,211,837	–	$4,211,837
Belgium	–	9,672,556	–	9,672,556
Brazil	$26,801,280	–	–	26,801,280
Canada	66,579,326	–	–	66,579,326
China	2,202,181	11,922,992	–	14,125,173
Columbia	8,616,208	–	–	8,616,208
Denmark	6,733,630	5,845,824	–	12,579,454
Finland	3,394,040	–	–	3,394,040
France	–	29,306,264	–	29,306,264
Germany	21,493,601	80,347,472	–	101,841,073
Gibraltar	–	3,223,874	–	3,223,874
Hong Kong	12,901,004	19,730,789	–	32,631,793
India	–	3,767,307	–	3,767,307
Indonesia	–	4,383,160	–	4,383,160
Ireland	15,196,331	6,393,661	–	21,589,992
Israel	1,065,675	–	–	1,065,675
Italy	–	14,799,424	–	14,799,424
Japan	–	146,464,764	–	146,464,764
Luxembourg	6,713,600	–	–	6,713,600
Malaysia	–	5,903,523	–	5,903,523
Mexico	10,359,492	–	–	10,359,492
Netherlands	33,387,787	11,741,620	–	45,129,407
Norway	–	10,377,590	–	10,377,590
Poland	–	3,874,537	–	3,874,537
Russia	4,872,913	3,959,098	–	8,832,011
Singapore	–	3,016,123	–	3,016,123
South Africa	–	5,281,145	–	5,281,145
South Korea	6,039,792	29,848,169	–	35,887,961
Spain	–	12,357,518	–	12,357,518
Sweden	–	3,556,308	–	3,556,308
Switzerland	7,773,354	38,456,127	–	46,229,481
Taiwan	5,716,741	–	–	5,716,741
Thailand	–	15,818,561	–	15,818,561
United Kingdom	18,674,672	48,897,017	–	67,571,689
United States	518,014,989	–	–	518,014,989
Short-Term Securities	18,225,585	–	–	18,225,585

Total	$794,762,201	$533,157,260	–	$1,327,919,461

JANUARY 31, 2011	9

Schedule of Investments (concluded)	BlackRock Global Opportunities Equity Trust (BOE)

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts	$4	$108,038	–	$108,042
Liabilities:
Equity contracts	(7,917,097)	(14,268,243)	–	(22,185,340)
Foreign currency exchange contracts	(1,684)	(30,551)	–	(32,235)

Total	$(7,918,777)	$(14,190,756)	–	$(22,109,533)

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

10	JANUARY 31, 2011

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Opportunities Equity Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Global Opportunities Equity Trust

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Global Opportunities Equity Trust

Date: March 25, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Global Opportunities Equity Trust

Date: March 25, 2011